IN-LICENSED TECHNOLOGY	6 Months Ended
Jun. 30, 2022
IN-LICENSED TECHNOLOGY
IN-LICENSED TECHNOLOGY

NOTE 10 – IN-LICENSED TECHNOLOGY

Polytherapeutics

On March 24, 2018, Quoin Inc. entered into a securities purchase agreement (the “Acquisition Agreement”), in which it agreed to acquire all of the equity interests in Polytherapeutics, Inc. (the “Seller” or “Polytherapeutics”) for $40,833 and future royalties provided Quoin Inc. commercializes products using the technology developed by the Seller. The terms of any royalty payments to the Seller are 4.0% of the net revenue of royalty products, as defined in the Acquisition Agreement, received by Quoin Inc. during the ten (10) year period commencing from the date of first sale of a royalty product. If a generic product is introduced by a third party to the market, during the royalty period, the royalty fees shall be reduced from 4% to 2%. If, during the royalty period, two or more generic products are introduced, the royalty fees shall be reduced from 2% to 0%.

The Seller had the option to repurchase the intellectual property for $100,000 if there were no products in clinical development using such technology. The repurchase option was not exercised and has lapsed.

Quoin Inc. also entered into a research and consulting agreement which committed Quoin Inc. to pay the Seller for additional research and development consulting services (See Notes 13 and 15).

Skinvisible:

On October 17, 2019, Quoin Inc. entered into an exclusive license agreement with Skinvisible Inc. (“Skinvisible”), pursuant to which Skinvisible granted a license to use certain patented technology for the development of products for commercial sale in the orphan rare skin disease field, and for the use of a proprietary polymer deliver system technology. This technology is currently being used in the development of QRX003. In exchange for the license, Quoin Inc. agreed to pay Skinvisible $1,000,000, as well as development and sales milestone payments and a single digit royalty on all net sales, as defined.

The development milestones originally required payments upon achieving development milestones for the first Rare Skin Disease drug product developed using the licensed technology and the first two Ketamine products, as defined. Payments were originally due upon successful completions of certain clinical milestones ($7.5 million) and obtaining US and EU regulatory approval ($15 million) as well as sales milestones for every licensed product commercialized by Quoin Inc.. On January 27, 2021, Quoin Inc. and Skinvisible entered into an amendment which modified the clinical milestone payment requirements such that $750,000 would be payable to Skinvisible upon achievement of specified clinical milestones, and $21.75 million upon regulatory approval in the U.S. and EU respectively.

The agreement has a termination clause that is triggered if no product has commenced clinical testing 12 months after the date of the agreement or the latest subsequent amendment. On April 19, 2021, Quoin Inc. and Skinvisible entered into another amendment which established the development deadline as December 31, 2022, which has been met.

The license fee was originally due in two equal installments of $500,000 payable no later than December 31, 2019 and June 30, 2020, which were not paid. The agreement was subsequently amended several times to extend the payment due dates. On June 21, 2021, the parties entered into the most recent amendment which modified the payment terms and required a payment of $107,500 on June 26, 2021, a payment of $250,000 within 10 days of the Primary Financing, and the remaining $250,000 upon the earlier of approval of an Investigatory New Drug application by the FDA or December 31, 2021. This amendment also eliminated the $750,000 clinical milestone payments described above, reduced the milestone payment upon regulatory approval of the product containing the Skinvisible technology in either the U.S. or E.U., whichever happens first to a total of $5,000,000.

At December 31, 2021, the license acquisition liability due of $250,000 was paid in May 2022.